12. Income Taxes (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
2017
Marketed Debt Security, Amount maturing or redeemable at Option of Holder, based on Maturity Date	$ 6,912,514
Marketed Debt Security, Amount maturing or redeemable at Option of Holder, based on Adjustment Period	21,653,885
2018
Marketed Debt Security, Amount maturing or redeemable at Option of Holder, based on Maturity Date	7,286,225
Marketed Debt Security, Amount maturing or redeemable at Option of Holder, based on Adjustment Period	8,308,298
2019
Marketed Debt Security, Amount maturing or redeemable at Option of Holder, based on Maturity Date	10,131,689
Marketed Debt Security, Amount maturing or redeemable at Option of Holder, based on Adjustment Period	2,959,170
2020
Marketed Debt Security, Amount maturing or redeemable at Option of Holder, based on Maturity Date	10,517,417
Marketed Debt Security, Amount maturing or redeemable at Option of Holder, based on Adjustment Period	$ 1,926,492
Schedule of Amount Maturing or Redeemable at Option of Holder
	Amount Maturing or Redeemable at Option of Holder
	Based on Maturity	Based on Interest
	Date	Adjustment Period

2017	$ 6,912,514	$ 21,653,885
2018	7,286,225	8,308,298
2019	10,131,689	2,959,170
2020	10,517,417	1,926,492
	$ 34,847,845	$ 34,847,845

Marketed Debt Security, Amount maturing or redeemable at Option of Holder, based on Maturity Date	$ 34,847,845
Marketed Debt Security, Amount maturing or redeemable at Option of Holder, based on Adjustment Period	$ 34,847,845